Financial Instruments - Exposure to Credit Risk (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Cash and short-term investments	$ 107,005	$ 283,550	$ 167,113
Short-term investments	35,337	51,723
Credit risk [member]
Disclosure of credit risk exposure [line items]
Cash and short-term investments	107,005	283,550
Trade accounts receivable	50,258	40,020
Current advances to suppliers	8,914	11,228
Employee loans	$ 338	$ 667